Other Non-Operating Income/Expense, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Non-Operating Income/Expense, Net
Schedule of Other Non-Operating Income/Expense, Net

€ millions	2017	2016	2015
Foreign currency exchange gain/loss, net	–12	–210	–230
Thereof from financial assets/liabilities at fair value through profit or loss	180	–38	–12
Thereof from loans and receivables	96	26	–213
Thereof from financial liabilities at amortized cost	–317	–174	–2
Miscellaneous income/expense, net	–24	–23	–26
Other non-operating income/expense, net	–36	–234	–256